Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Loans and Allowance for Loan Losses [Abstract]
Loans and Allowance for Loan Losses
(4) Loans and Allowance for Loan Losses

The following tables present the recorded investment in loans by loan class:

	December 31, 2011
(dollars in thousands)	New York and
	other states*	Florida	Total
Commercial:
Commercial real estate	$189,101	25,226	214,327
Other	33,734	102	33,836
Real estate mortgage - 1 to 4 family:
First mortgages	1,731,127	177,518	1,908,645
Home equity loans	46,082	1,224	47,306
Home equity lines of credit	285,762	27,276	313,038
Installment	4,078	73	4,151
Total loans, net	$2,289,884	231,419	2,521,303
Less: Allowance for loan losses			48,717
Net loans			$2,472,586

	December 31, 2010
(dollars in thousands)	New York and other states*	Florida	Total
Commercial:
Commercial real estate	$196,803	28,644	225,447
Other	32,542	264	32,806
Real estate mortgage - 1 to 4 family:
First mortgages	1,611,645	139,932	1,751,577
Home equity loans	48,505	960	49,465
Home equity lines of credit	268,509	22,778	291,287
Installment	4,284	399	4,683
Total loans, net	$2,162,288	192,977	2,355,265
Less: Allowance for loan losses			41,911
Net loans			$2,313,354

* Includes New York, New Jersey, Vermont, and Massachusetts.

At December 31, 2011 and 2010, the Company had approximately $32.5 million and $14.6 million of real estate construction loans. Of the $32.5 million in real estate construction loans at December 31, 2011, approximately $11.6 million are secured by first mortgages to residential borrowers while approximately $20.9 million were to commercial borrowers for residential construction projects. The vast majority of the construction loans are secured by residential real estate in the New York market area.

  At December 31, 2011 and 2010, loans to executive officers, directors, and to associates of such persons aggregated $9.4 million and $6.8 million, respectively. During 2011, approximately $3.6 million of new loans were made and repayments of loans totalled approximately $1.1 million. All loans are current according to their terms.

TrustCo lends in the geographic territory of its branch locations in New York, Florida, Massachusetts, New Jersey and Vermont.  Although the loan portfolio is diversified, a portion of its debtors' ability to repay depends significantly on the economic conditions prevailing in the respective geographic territory.

The following tables present the recorded investment in non-accrual loans by loan class:

	December 31, 2011
(dollars in thousands)	New York and other states*	Florida	Total
Loans in nonaccrual status:
Commercial:
Commercial real estate	$4,968	5,000	9,968
Other	13	-	13
Real estate mortgage - 1 to 4 family:
First mortgages	24,392	9,862	34,254
Home equity loans	968	57	1,025
Home equity lines of credit	2,460	743	3,203
Installment	3	-	3
Total non-accrual loans	32,804	15,662	48,466
Restructured real estate mortgages - 1 to 4 family	312	-	312
Total nonperforming loans	$33,116	15,662	48,778

	December 31, 2010
(dollars in thousands)	New York and other states*	Florida	Total
Loans in nonaccrual status:
Commercial:
Commercial real estate	$5,617	8,281	13,898
Other	126	-	126
Real estate mortgage - 1 to 4 family:
First mortgages	18,067	12,888	30,955
Home equity loans	860	73	933
Home equity lines of credit	2,109	436	2,545
Installment	20	1	21
Total non-accrual loans	26,799	21,679	48,478
Restructured real estate mortgages - 1 to 4 family	336	-	336
Total nonperforming loans	$27,135	21,679	48,814

As of December 31, 2011 and 2010, the Company's loan portfolio did not include any subprime mortgages or loans acquired with deteriorated credit quality.

The following tables present the aging of the recorded investment in past due loans by loan class and by region as of December 31, 2011 and 2010:

New york and othet states
	December 31, 2011
(dollars in thousands)	30-59 Days	60-89 Days	90+ Days	Total 30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$400	-	3,157	3,557	185,544	189,101
Other	-	-	-	-	33,734	33,734
Real estate mortgage - 1 to 4 family:
First mortgages	7,850	2,313	20,294	30,457	1,700,670	1,731,127
Home equity loans	186	32	852	1,070	45,012	46,082
Home equity lines of credit	871	473	2,371	3,715	282,047	285,762
Installment	29	4	2	35	4,043	4,078

Total	$9,336	2,822	26,676	38,834	2,251,050	2,289,884

Florida:

(dollars in thousands)	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$1,042	-	5,000	6,042	19,184	25,226
Other	-	-	-	-	102	102
Real estate mortgage - 1 to 4 family:
First mortgages	813	1,502	8,973	11,288	166,230	177,518
Home equity loans	68	-	65	133	1,091	1,224
Home equity lines of credit	100	91	684	875	26,401	27,276
Installment	1	-	-	1	72	73

Total	$2,024	1,593	14,722	18,339	213,080	231,419

Total:

(dollars in thousands)	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$1,442	-	8,157	9,599	204,728	214,327
Other	-	-	-	-	33,836	33,836
Real estate mortgage - 1 to 4 family:
First mortgages	8,663	3,815	29,267	41,745	1,866,900	1,908,645
Home equity loans	254	32	917	1,203	46,103	47,306
Home equity lines of credit	971	564	3,055	4,590	308,448	313,038
Installment	30	4	2	36	4,115	4,151

Total	$11,360	4,415	41,398	57,173	2,464,130	2,521,303

New York and other states:
	December 31, 2010
(dollars in thousands)	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	3,870	3,870	192,933	196,803
Other	-	13	126	139	32,403	32,542
Real estate mortgage - 1 to 4 family:
First mortgages	11,129	4,275	15,615	31,019	1,580,626	1,611,645
Home equity loans	228	63	690	981	47,524	48,505
Home equity lines of credit	1,324	19	1,338	2,681	265,828	268,509
Installment	46	4	20	70	4,214	4,284

Total	$12,727	4,374	21,659	38,760	2,123,528	2,162,288

Florida:

(dollars in thousands)	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	2,281	2,281	26,363	28,644
Other	-	-	-	-	264	264
Real estate mortgage - 1 to 4 family:
First mortgages	5,219	553	12,427	18,199	121,733	139,932
Home equity loans	26	-	73	99	861	960
Home equity lines of credit	422	10	410	842	21,936	22,778
Installment	-	-	1	1	398	399

Total	$5,667	563	15,192	21,422	171,555	192,977

Total:

(dollars in thousands)	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	6,151	6,151	219,296	225,447
Other	-	13	126	139	32,667	32,806
Real estate mortgage - 1 to 4 family:
First mortgages	16,348	4,828	28,042	49,218	1,702,359	1,751,577
Home equity loans	254	63	763	1,080	48,385	49,465
Home equity lines of credit	1,746	29	1,748	3,523	287,764	291,287
Installment	46	4	21	71	4,612	4,683

Total	$18,394	4,937	36,851	60,182	2,295,083	2,355,265

At December 31, 2011 and 2010, there were no loans that are 90 days past due and still accruing interest. As a result, non-accrual loans includes all loans 90 days past due and greater as well as $7.7 million and $11.6 million of certain loans less than 90 days past due that were placed in non-accruing status for reasons other than delinquent status as of December 31, 2011 and 2010, respectively.

Interest on nonaccrual and restructured loans was not material in 2011, 2010, and 2009. There are no commitments to extend further credit on nonaccrual or restructured loans.

Transactions in the allowance for loan losses are summarized as follows:

(dollars in thousands)	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2009
Balance at beginning of period	$41,911	37,591	36,149
Loans charged off:
Commercial-New York and other states*	171	141	-
Commercial-Florida	1,000	4,940	1,850
Real estate mortgage - 1 to 4 family - New York and other states*	4,315	3,754	1,396
Real estate mortgage - 1 to 4 family - Florida	6,990	10,878	7,601
Installment-New York and other states*	80	150	155
Installment-Florida	2	5	11
Total loan chargeoffs	12,558	19,868	11,013

Recoveries of loans previously charged off:
Commercial-New York and other states*	55	34	259
Commercial-Florida	4	69	-
Real estate mortgage - 1 to 4 family - New York and other states*	477	700	831
Real estate mortgage - 1 to 4 family - Florida	34	89	-
Installment-New York and other states*	43	95	55
Installment-Florida	1	1	-
Total recoveries	614	988	1,145
Net loans charged off	11,944	18,880	9,868
Provision for loan losses	18,750	23,200	11,310
Balance at end of period	$48,717	41,911	37,591

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2011 and 2010:

	December 31, 2011
	Commercial Loans	1-to-4 Family Residential Real Estate	Installment Loans	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	4,140	44,479	98	48,717

Total ending allowance balance	$4,140	44,479	98	48,717

Loans:
Individually evaluated for impairment	$9,981	3,686	-	13,667
Collectively evaluated for impairment	238,182	2,265,303	4,151	2,507,636

Total ending loans balance	$248,163	2,268,989	4,151	2,521,303

	December 31, 2010
	Commercial Loans	1-to-4 Family Residential Real Estate	Installment Loans	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	4,227	37,448	236	41,911

Total ending allowance balance	$4,227	37,448	236	41,911

Loans:
Individually evaluated for impairment	$14,024	336	-	14,360
Collectively evaluated for impairment	244,229	2,091,993	4,683	2,340,905

Total ending loans balance	$258,253	2,092,329	4,683	2,355,265

The Company did not acquire any loans with deteriorated credit quality in 2011 and 2010.

The following tables present impaired loans by loan class as of December 31, 2011 and 2010:

New York and other states:
	December 31, 2011
(dollars in thousands)		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

Commercial:
Commercial real estate	$4,968	5,684	-	5,198	-
Other	13	32	-	56	-
Real estate mortgage - 1 to 4 family:
First mortgages	2,874	3,299	-	1,664	30
Home equity loans	151	199		69	3
Home equity lines of credit	-	75		-	2

Total	$8,006	9,289	-	6,987	35

Florida:

(dollars in thousands)		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

Commercial:
Commercial real estate	$5,000	9,042	-	6,774	-
Other	-	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	705	1,301	-	224	-

Total	$5,705	10,343	-	6,998	-

Total:

(dollars in thousands)		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

Commercial:
Commercial real estate	$9,968	14,726	-	11,972	-
Other	13	32	-	56	-
Real estate mortgage - 1 to 4 family:
First mortgages	3,579	4,600	-	1,888	30
Home equity loans	151	199		69	3
Home equity lines of credit	-	75		-	2

Total	$13,711	19,632	-	13,985	35

New York and other states:
	December 31, 2010
(dollars in thousands)		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

Commercial:
Commercial real estate	$5,617	6,217	-	3,792	-
Other	126	189	-	179	-
Real estate mortgage - 1 to 4 family:
First mortgages	336	516	-	373	39
Home equity loans	-	58		-	6
Home equity lines of credit	-	77		-	3

Total	$6,079	7,057	-	4,344	48

Florida:

(dollars in thousands)		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

Commercial:
Commercial real estate	$8,281	12,798	-	9,289	-
Other	-	-	-	1	-
Real estate mortgage - 1 to 4 family:
First mortgages	-	-	-	-	-

Total	$8,281	12,798	-	9,290	-

Total:

(dollars in thousands)		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

Commercial:
Commercial real estate	$13,898	19,015	-	13,081	-
Other	126	189	-	180	-
Real estate mortgage - 1 to 4 family:
First mortgages	336	516	-	373	39
Home equity loans	-	58		-	6
Home equity lines of credit	-	77		-	3

Total	$14,360	19,855	-	13,634	48

In the preceding tables, the average recorded investment in impaired loans includes the year-to-date average of all impaired loans.  During 2009, the average balance of impaired loans was $12.8 million and there was approximately $55 thousand of interest income recorded on these loans in the accompanying Consolidated Statements of Income. The Company has not committed to lend additional amounts to customers with outstanding loans that are classified as impaired.

Management evaluates impairment on commercial and commercial real estate loans that are past due as well as in situations where circumstances dictate that an evaluation is prudent. If, during this evaluation, impairment of the loan is identified, a charge-off is taken at that time. As a result, as of December 31, 2011 and 2010, based upon management's evaluation and due to the sufficiency of chargeoffs taken, none of the allowance for loan losses has been allocated to a specific impaired loan(s).

As of December 31, 2011, all loans classified as TDR's are on nonaccrual.  Total TDRs as of December 31, 2011 and 2010 totalled $5.2 million and $1.8 million, respectively.  In addition, due to the sufficiency of prior chargeoffs taken, none of the allowance for loan losses has been allocated to TDR's and the impact of the identification of these loans as TDR's did not have a material impact on the allowance.  During the year ended December 31, 2011, there were $1.4 million of chargeoffs on loans identified as TDR's.

The following table presents modified loans by class that were determined to be TDR's that occurred during the year ended December 31, 2011:

New York and other states*:		Pre-Modification	Post-Modification
(dollars in thousands)	Number of Contracts	Outstanding Recorded Investment	Outstanding Recorded Investment

Commercial:
Commercial real estate	1	$91	90
Real estate mortgage - 1 to 4 family:
First mortgages	21	2,758	2,518
Home equity loans	4	160	151

Total	26	$3,009	2,759

Florida:		Pre-Modification	Post-Modification
(dollars in thousands)	Number of Contracts	Outstanding Recorded Investment	Outstanding Recorded Investment

Commercial:
Commercial real estate	-	$-	-
Real estate mortgage - 1 to 4 family:
First mortgages	6	852	705

Total	6	$852	705

In addition to the loans in the preceding tables, as of December 31, 2011, the Company has approximately $1.8 million of commercial and commercial real estate loans which were classified as TDR's as a result of modifications prior to 2011.  In these cases, the loan modification included a reduction in the stated interest rate on the loan to the current market rate available.  These loans were in nonaccrual status as of December 31, 2011 and 2010.  As of December 31, 2011, these loans were performing in accordance with their modified terms.

The following table presents loans by class modified as TDR's that occurred during the twelve months ended December 31, 2011 for which there was a payment default during the same period:

New York and other states*:	Number of	Recorded
(dollars in thousands)	Contracts	Investment

Commercial:
Commercial real estate	1	$90
Real estate mortgage - 1 to 4 family:
First mortgages	13	1,729
Home equity loans	3	113

Total	17	$1,932

Florida:
	Number of	Recorded
(dollars in thousands)	Contracts	Investment

Commercial:
Commercial real estate	-	$-
Real estate mortgage - 1 to 4 family:
First mortgages	6	705

Total	6	$705

In situations where the Bank considers a loan modification, management determines whether the borrower is experiencing financial difficulty by performing an evaluation of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification.  This evaluation is performed under the Company's underwriting policy.

The modification of the terms of these loans were the result of the borrower filing for bankruptcy protection, and included the deferral of all past due amounts for a period of generally 60 months in accordance with the bankruptcy court order.

A loan is considered to be in payment default once it is 90 days contractually past due under the modified terms.  In situations involving a borrower filing for bankruptcy protection, however, a loan is considered to be in payment default once it is 30 days contractually past due, consistent with the treatment by the bankruptcy court.

The TDR's that subsequently defaulted described above did not have a material impact on the allowance for loan losses.  As a result, the underlying collateral was evaluated at the time these loans were placed on nonaccrual, and a charge-off was taken at that time, if necessary.  Collateral values on these loans, as well as all other nonaccrual loans, are reviewed for collateral sufficiency on a quarterly basis.

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. On at least an annual basis, the Company's loan review process analyzes non-homogeneous loans, such as commercial and commercial real estate loans, individually by grading the loans based on credit risk. The Company uses the following definitions for classified loans:

Special Mention: Loans classified as special mention have a potential weakness that deserves management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Company's credit position at some future date.

Substandard: Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. All substandard loans are considered impaired.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.

As of December 31, 2011 and 2010, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	December 31, 2011
New York and other states:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$181,809	7,384	189,193
Other	33,721	13	33,734

	$215,530	7,397	222,927

Florida:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$17,534	7,600	25,134
Other	102	-	102

	$17,636	7,600	25,236

	December 31, 2010
New York and other states:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$189,809	6,994	196,803
Other	32,286	256	32,542

	$222,095	7,250	229,345

Florida:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$20,363	8,281	28,644
Other	264	-	264

	$20,627	8,281	28,908

For homogeneous loan pools, such as residential mortgages, home equity lines of credit, and installment loans, the Company uses payment status to identify the credit risk in these loan portfolios. Payment status is reviewed on a daily basis by the Bank's collection area and on a monthly basis with respect to determining the adequacy of the allowance for loan losses. The payment status of these homogeneous pools at December 31, 2011 and 2010 is included in the aging of the recorded investment of past due loans table. In addition, the total nonperforming portion of these homogeneous loan pools at December 31, 2011 and 2010 is presented in the recorded investment in non-accrual loans table.